Segment Information (Tables)	12 Months Ended
May 31, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating cost and expenses, and operating income. Net revenues, operating cost and expenses, operating income, and total assets by segment were as follows:

For the year ended May 31, 2016

	Language training and test preparation courses	Others	Consolidated
	US$	US$	US$
Net revenues	1,238,572	239,776	1,478,348

Operating cost and expenses:
Cost of revenues	(516,370)	(97,994)	(614,364)
Selling and marketing	(125,815)	(48,999)	(174,814)
General and administrative	(296,686)	(68,495)	(365,181)
Unallocated corporate expenses	—	—	(128,912)

Total operating cost and expenses	(938,871)	(215,488)	(1,283,271)

Gain on disposal of a subsidiary	—	3,760	3,760
Operating income	299,701	28,048	198,837

Segment assets	1,120,580	490,300	1,610,880
Unallocated corporate assets	—	—	743,954

Total assets	1,120,580	490,300	2,354,834

For the year ended May 31, 2017

	Language training and test preparation courses	Others	Consolidated
	US$	US$	US$
Net revenues	1,510,497	289,012	1,799,509

Operating cost and expenses:
Cost of revenues	(623,364)	(126,222)	(749,586)
Selling and marketing	(146,544)	(61,919)	(208,463)
General and administrative	(363,949)	(74,723)	(438,672)
Unallocated corporate expenses	—	—	(140,639)

Total operating cost and expenses	(1,133,857)	(262,864)	(1,537,360)

Operating income	376,640	26,148	262,149

Segment assets	1,361,261	606,955	1,968,216
Unallocated corporate assets	—	—	956,763

Total assets	1,361,261	606,955	2,924,979

For the year ended May 31, 2018

	Language training and test preparation courses	Others	Consolidated
	US$	US$	US$
Net revenues	2,022,978	424,452	2,447,430

Operating cost and expenses:
Cost of revenues	(869,012)	(196,728)	(1,065,740)
Selling and marketing	(193,851)	(99,549)	(293,400)
General and administrative	(504,985)	(108,343)	(613,328)
Unallocated corporate expenses	—	—	(212,003)

Total operating cost and expenses	(1,567,848)	(404,620)	(2,184,471)

Operating income	455,130	19,832	262,959

Segment assets	1,898,504	844,691	2,743,195
Unallocated corporate assets	—	—	1,234,517

Total assets	1,898,504	844,691	3,977,712